Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Convertible Redeemable Preferred Shares
16.	Convertible Redeemable Preferred Shares
In July 2016, Zongqing Xiangqian issued 16% of Pre-A equity interest with preferential features to certain third party shareholders for a net cash consideration of US$5.9 million (equivalent to RMB39.7 million), which is net of issuance cost amounting to US$49.9 thousand (equivalent to RMB0.3 million).
In March 2017, Zongqing Xiangqian issued 18% of A equity interest with preferential features to certain third party shareholders for a net cash consideration of US$14.0 million (equivalent to RMB96.5 million), which is net of issuance cost amounting to US$69.1 thousand (equivalent to RMB0.5 million).

In August and December 2017, Zongqing Xiangqian issue 8% of A+ equity interest with preferential features to certain third party shareholders for a net cash consideration of US$9.5 million (equivalent to RMB62.9 million), which is net of issuance cost amounting to US$15.2 thousand (equivalent to RMB0.1 million).
During 2018, the Company repurchased 0.39% equity interest with Series A+ preferential features from a third-party investor. Any cash paid in excess of fair value of the preferred shares was recorded as deemed dividend.
As part of the Reorganization disclosed in Note 1, investors exchanged all of their Series
Pre-A,
A, and A+ equity interest in Zongqing Xiangqian into the equivalent Series
Pre-A,
A and A+ convertible redeemable preferred shares of the Company. The terms of the Series
Pre-A,
A and A+ effectively mirrored those of the Series
Pre-A,
A and A+ equity interesting. As this transaction represented an exchange as opposed to an extinguishment of preferred shares, only an increase in fair value required accounting. The Company calculated the increase in fair value of the Series
Pre-A,
A and A+ shares compared to the initial Series
Pre-A,
A and A+ equity interest and concluded that the increase was insignificant.
In November 2018, the Group issued 352,107,646 Series B preferred shares to certain third party shareholders for a net cash consideration of US$61.0 million (equivalent to RMB420.4 million), which is net of issuance cost amounting to US$0.4 million (equivalent to RMB2.5 million). The Group received payment amounting to US$50.5 million (equivalent to RMB348.2 million) during the year ended December 31, 2018 and received the remaining amount in 2019. The Group recorded the unpaid amount as subscription receivable under Mezzanine equity in its consolidated balance sheet as at December 31, 2018.
In March 2019, the Group issued 542,794,072 Series C preferred shares to certain third party shareholders for a net cash consideration of US$147.5 million (equivalent to RMB993.8 million), which is net of issuance cost amounting to US$2.5 million (equivalent to RMB16.9 million).
In October 2019, the Group issued 170,632,018 Series C+ preferred shares to certain third party shareholders for a net cash consideration of US$60.3 million (equivalent to RMB426.0 million), which is net of issuance cost amounting to US$0.2 million (equivalent to RMB1.2 million).
In March 2020, the Group issued an aggregate of 120,971,053 Series C++ preferred shares to certain third party shareholders for a net cash consideration of US$50.0 million (equivalent to RMB349.5 million), which is net of issuance cost amounting to US$12.2 thousand (equivalent to RMB85.4 thousand).
In June 2020, the Group issued an aggregate of 220,257,916 Series D preferred shares to certain third party shareholders for a net cash consideration of US$106.7 million (equivalent to RMB755.2 million), which is net of issuance cost amounting to US$12.4 thousand (equivalent to RMB87.9 thousand). The Group issued a warrant to one of its existing shareholder in June 2020. The warrant provided the shareholder with the right to subscribe for or purchase certain number of additional Series D Preferred Shares at US$0.48 per share, which is equal to the Series D issue price to other investors in June 2020. The warrant is exercisable at any time and expires in three months after the completion date of Series D. Upon issuance of the warrant, the fair value of the warrant was recorded as deemed dividend in the amount of RMB 90,268 thousand (RMB 0.30 per share).
In November 2020, the Group further issued an aggregate of 297,006,585 Series D preferred shares through the shareholder’s exercise of the warrant described above for a net cash consideration of US$143.9 million (equivalent to RMB944.3 million).

The convertible redeemable preferred shares issued by the Company carry the following rights:
Voting Right
The holders of preferred shares may vote at general meetings of the Company in the same manner as holders of ordinary shares on an as-converted
basis and not as a separate class.
Redemption
Redemption condition for convertible redeemable preferred shares:
The convertible redeemable preferred shares are redeemable in the event of the Company fails to complete a qualified IPO before June 28, 2025;
The redemption price of the investor of Series C, Series C+, Series C++ and Series D is the investment amount of the investors plus the annual rate of return on compound interest of 10% per annum. The redemption price of the investor of Series pre-A, Series A, Series A+ and Series B is the investment amount of the investors plus the internal rate of return of compound interest of 8% per annum.
Dividends Rights
The convertible redeemable preferred shareholders shall be entitled to receive a preferential dividend equal to a simple interest rate of at least 6% per annum of the applicable subscription price per share, when, as and if declared by the shareholders holding more than two-thirds
of the voting power. The preferred dividend is
non-cumulative.
Conversion
Each holder of preferred shares have the right to convert any or all of its preferred shares into ordinary shares at the quotient of subscription price per share of the preferred shares, resulting in an initial conversion ratio for the preferred shares to ordinary shares of 1:1. In addition, all outstanding preferred shares shall be automatically converted into ordinary shares prior to the consummation of a qualified initial public offering (“Qualified IPO”).
Liquidation
If a liquidation event occurs, distributions to the shareholders of the Group shall be made in the following manner:
First, the Company shall pay to the holders of Series D preferred shares, Series C++ preferred shares, Series C+ preferred shares, Series C preferred shares, Series B preferred shares, Series A+ preferred shares and Series A preferred shares then outstanding, prior to and in preference of any payments to holders of ordinary shares and all other holders of share capital of the Company, the aggregate of: (i) the subscription price per share and annual compound interest calculated at twelve percent (12%) per annum on the subscription price per share; and (ii) all accrued but unpaid, or declared but not distributed dividends with respect to each Preferred Share (“First Liquidation Preference”). The liquidation preference is exercised in the sequence of Series D preferred shares, Series C++ preferred shares, Series C+ preferred shares, Series C preferred shares, Series B preferred shares, Series A+ preferred shares, and Series A preferred shares.

Second, (a) following the full payment of the First Liquidation Preference in respect of the Series D preferred shares, Series C++ preferred shares, Series C+ preferred shares, Series C preferred shares, Series B preferred shares, Series A+ preferred shares and Series A preferred shares, to the extent that there are any assets of the Company and its subsidiaries legally available for distribution, the holders of Series
Pre-A
preferred shares shall, in priority over holders of ordinary shares, be entitled to be paid by the Company an amount represented by 120% of the subscription price per share plus all declared and unpaid dividends with respect to each Series
Pre-A
preferred shares (the “Second Liquidation Preference”).
Third, (a) following the full payment of the First Liquidation Preference in respect of Series C+ preferred shares, Series C preferred shares, Series B preferred shares, Series A+ preferred shares and Series A preferred shares and the Second Liquidation Preference in respect of Series
Pre-A
preferred shares, to the extent that there are any assets of the Company and its subsidiaries legally available for distribution, the angel shareholders shall be entitled to be paid the liquidation preference as follows: (i) Maple Ocean L.P. shall be entitled to be paid an amount equal to the sum of RMB5.6 million and all declared and unpaid dividends with respect to the shares it holds; and (ii) Light Up Investment Holdings Limited shall be entitled to be paid by the Company an amount equal to the sum of RMB3.0 million and all declared and unpaid dividends with respect to the shares it holds (together the “Third Liquidation Preference”).
Fourth, if there are any assets of the Company and its subsidiaries legally available for distribution after the payments as stated above, all holders of preferred shares and ordinary shares then outstanding shall be entitled to participate in the residual assets of the Company and its subsidiaries on a pro rata and as-converted
basis.
Modification of preferred shares
In June 2020, the Company and the Series
Pre-A,
A, A+, B, C, C+ and C++ Preferred Share investors agreed to extend the original redemption date of each respective series Preferred Shares from March 28, 2024 to June 28, 2025. Upon completion of the issuance, the definition of a Qualified IPO was further modified. As the above transactions represented a modification as opposed to an extinguishment of preferred shares, only an increase in fair value required accounting. The Company calculated the increase in fair value of each series Preferred Share at each respective modification date resulting from the changes described and concluded that the increase was insignificant. The increase in fair value was recorded as deemed dividend in the amount of RMB67,975 (RMB 0.08 per share).
Accounting for the Convertible Redeemable Preferred Shares
The Company classified the convertible redeemable preferred shares as mezzanine equity in the consolidated balance sheets because they are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain events outside of the Company’s control. The convertible redeemable preferred shares are recorded initially at fair value, net of issuance costs.
The Group has determined that there was no embedded beneficial conversion feature (“BCF”) attributable to the convertible redeemable preferred shares. In making this determination, the Group compared the initial effective conversion prices of the convertible redeemable preferred shares and the fair values of the Group’s ordinary shares determined by the Group at the issuance dates. The initial effective conversion prices were greater than the fair values of the ordinary shares to which the convertible redeemable preferred shares are convertible into at the issuance dates.

Subsequently, the carrying amount is increased by periodic accretion, using the interest method, so that the carrying amount will equal to redemption amount as of each period end.
The movement in the carrying value of the preferred shares is as follows:

	Series Pre-A	Series A	Series A+	Series B	Series C	Series C+	Series C++	Series D	Total
	RMB	RMB	RMB	RMB	RMB	RMB			RMB
Balances as of January 1, 2019	48,122	110,806	66,447	353,634	—	—	—	—	579,009
Settlement of Series B convertible redeemable preferred shares subscription receivable	—	—	—	72,201	—	—	—	—	72,201
Issuance of convertible redeemable preferred shares	—	—	—	—	993,777	426,005	—	—	1,419,782
Accretion on convertible redeemable preferred shares to redemption value	3,877	8,902	5,324	34,265	76,981	7,490	—	—	136,839

Balances as of December 31, 2019	51,999	119,708	71,771	460,100	1,070,758	433,495	—	—	2,207,831

Issuance of convertible redeemable preferred shares	—	—	—	—	—	—	349,480	1,699,506	2,048,986
Deemed dividend on modification on preferred shares	—	—	—	—	42,696	13,607	11,672	—	67,975
Exercise of warrant	—	—	—	—	—	—	—	226,876	226,876
Accretion on convertible redeemable preferred shares to redemption value	4,186	9,615	5,749	37,006	108,770	43,469	27,773	49,100	285,668

Balances as of December 31, 2020	56,185	129,323	77,520	497,106	1,222,224	490,571	388,925	1,975,482	4,837,336

Accretion on convertible redeemable preferred shares to redemption value	1,561	3,585	2,144	13,797	41,303	16,507	13,025	60,365	152,287
Converted into ordinary shares 1	(57,746)	(132,908)	(79,664)	(510,903)	(1,263,527)	(507,078)	(401,950)	(2,035,847)	(4,989,623)

Balances as of December 31, 2021	—	—	—	—	—	—	—	—	—

1	Upon the completion of the initial public offering, all of the Company’s Preferred Share were converted into 2,437,739,290 ordinary shares on an one-to-one basis.